Commitments (Details) € in Thousands, $ in Millions				1 Months Ended						3 Months Ended		12 Months Ended
	Oct. 18, 2022	Aug. 18, 2022 EUR (€)	Feb. 03, 2020 USD ($)	May 31, 2022 shares	Jun. 30, 2021 patient	Jan. 31, 2019 EUR (€) subsidiary	Jan. 31, 2019 USD ($) subsidiary	Jul. 31, 2018	Aug. 31, 2012 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€) lease shares	Dec. 31, 2022 USD ($) lease shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
EIB loan guarantee (as a percent)												20.00%	20.00%
Number of short term leases | lease												1	1
Annual short term lease expense												€ 130
Annual lease expense												10
Prepaid expenses												€ 2,981		€ 2,213
Underwriting agreement, maximum number of shares issued (in shares) | shares												5,200,000	5,200,000
BSA | Kepler Cheuvreux Subscription Agreement PACEO
Disclosure of contingent liabilities [line items]
Underwriting agreement, maximum number of shares issued (in shares) | shares				5,200,000								5,200,000	5,200,000
Underwriting agreement, maximum period				24 months
Underwriting agreement, maximum discount				5.00%
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients					312	312	312
Contractual capital commitments | $							$ 11.0
Upfront payment			$ 1.0			€ 1,000	$ 1.0
Milestone payment, deferment period						6 months	6 months
Milestone payment increase | $													$ 1.5		$ 1.0
Prepaid expenses												€ 1,500		1,000
MD Anderson Cancer Center, NBTXR3 | Bottom of Range
Disclosure of contingent liabilities [line items]
Milestone payment increase | $																$ 2.2
MD Anderson Cancer Center, NBTXR3 | Top of Range
Disclosure of contingent liabilities [line items]
Milestone payment increase | $																$ 16.4
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of contingent liabilities [line items]
Upfront payment												5,400		€ 6,500	6.5
Milestone payment upon receipt of clinical study reports		€ 1,000									$ 1.0	1,000
Milestone payment upon second regulatory approval									€ 5,000	$ 1.0					$ 5.0
Royalties agreement, period											10 years
EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Royalties agreement, period	6 years							6 years
Minimum | EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities												35,000
Maximum | EIB fixed rate loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities												€ 25,300